Investment Strategy - Capital Group Global Growth Equity ETF	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund normally invests at least 80% of its assets in equity securities that are growth investments. For purposes of this policy, the investment adviser currently defines growth investments as investments in companies that appear to offer superior opportunities for growth of capital. In making this determination, the investment adviser considers companies to offer superior opportunities for growth of capital if they are included in the Russell 3000 Growth Index, MSCI ACWI IMI Growth Index, or S&P Super Composite Growth Index in the current or prior year, if they exhibit the potential for growth based on factors such as historical or projected revenue, free cash flow, or alternative cash flow or valuation metrics for certain industries, or if the investment adviser expects the company to contribute to the fund’s long-term growth of capital based on factors such as whether the company is attractively valued or is positioned to benefit from innovation, economic growth, increasing consumer demand, or a turnaround in business conditions. For purposes of this policy, equity-type securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depositary receipts representing ownership in common and preferred stock. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest a percentage of its net assets outside the United States. That percentage will represent at least (a) 40% of the fund’s net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case 30%, or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, the investment adviser currently defines growth investments as investments in companies that appear to offer superior opportunities for growth of capital. In making this determination, the investment adviser considers companies to offer superior opportunities for growth of capital if they are included in the Russell 3000 Growth Index, MSCI ACWI IMI Growth Index, or S&P Super Composite Growth Index in the current or prior year, if they exhibit the potential for growth based on factors such as historical or projected revenue, free cash flow, or alternative cash flow or valuation metrics for certain industries, or if the investment adviser expects the company to contribute to the fund’s long-term growth of capital based on factors such as whether the company is attractively valued or is positioned to benefit from innovation, economic growth, increasing consumer demand, or a turnaround in business conditions. For purposes of this policy, equity-type securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depositary receipts representing ownership in common and preferred stock.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, the investment adviser currently defines growth investments as investments in companies that appear to offer superior opportunities for growth of capital. In making this determination, the investment adviser considers companies to offer superior opportunities for growth of capital if they are included in the Russell 3000 Growth Index, MSCI ACWI IMI Growth Index, or S&P Super Composite Growth Index in the current or prior year, if they exhibit the potential for growth based on factors such as historical or projected revenue, free cash flow, or alternative cash flow or valuation metrics for certain industries, or if the investment adviser expects the company to contribute to the fund’s long-term growth of capital based on factors such as whether the company is attractively valued or is positioned to benefit from innovation, economic growth, increasing consumer demand, or a turnaround in business conditions. For purposes of this policy, equity-type securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depositary receipts representing ownership in common and preferred stock.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund normally invests at least 80% of its assets in equity securities that are growth investments.